Derivatives (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount		R$ 8,170
Futures contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	R$ 844,005	1,020,605
Futures contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	257,896	227,878
Futures contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	282,162	423,571
Futures contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	98,490	216,999
Futures contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	205,457	152,157
Swap contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	2,396,474	1,571,025
Swap contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	363,159	267,484
Swap contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	529,896	151,436
Swap contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	232,080	176,320
Swap contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,271,339	975,785
Option contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,648,851	1,352,201
Option contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,043,317	456,100
Option contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	201,220	462,790
Option contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	371,901	374,678
Option contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	32,413	58,633
Forward contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	6,022	4,755
Forward contract [member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	3,291	1,406
Forward contract [member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	977	2,637
Forward contract [member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	1,738	706
Forward contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	16	6
Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	53,033	43,808
Credit Derivatives [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	3,919	3,912
Credit Derivatives [Member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	827	9,578
Credit Derivatives [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	8,228	5,144
Credit Derivatives [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	40,059	25,174
N D F Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	316,620	326,100
N D F Non Deliverable Forward [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	116,815	116,901
N D F Non Deliverable Forward [Member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	110,717	111,325
N D F Non Deliverable Forward [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	51,623	55,411
N D F Non Deliverable Forward [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	37,465	42,463
Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	8,415
Other Derivative Financial Instruments [Member] | Not later than one month [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	218	131
Other Derivative Financial Instruments [Member] | Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	706	637
Other Derivative Financial Instruments [Member] | Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	873	1,012
Other Derivative Financial Instruments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet - notional amount	R$ 6,618	R$ 6,390